Consolidated Statement of Changes in Equity - USD ($) shares in Millions, $ in Millions		Total		Common stock	Preferred Stock Including Additional Paid in Capital		Common Stock Including Additional Paid in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Noncontrolling Interest
Beginning Balance (in shares) at Dec. 31, 2016				485.0
Common Stock [Abstract]
Treasury stock activity, shares				(12.0)
Ending Balance, (in shares) at Dec. 31, 2017				473.0
Total Equity, Beginning Balance at Dec. 31, 2016		$ 46,854.0		$ 2,709.0	$ 3,977.0		$ 12,674.0	$ 31,670.0	$ (265.0)	$ (5,066.0)	$ 1,155.0
Common Stock [Abstract]
Income (Loss), Including Portion Attributable to Noncontrolling Interest, before Tax		5,388.0						5,338.0			50.0
Other comprehensive income (loss), net of tax		117.0							117.0
Dividends, Cash [Abstract]
Common		(1,266.0)						(1,266.0)
Preferred		(236.0)						(236.0)
Preferred stock discount accretion					6.0			(6.0)
Redemption of noncontrolling interests		(1,000.0)	[1]					(19.0)			(981.0)
Common stock activity		18.0	[2]	1.0			17.0
Treasury stock activity		(2,147.0)					(309.0)			(1,838.0)
Other		(143.0)			2.0		7.0				(152.0)
Total Equity, Ending Balance at Dec. 31, 2017		47,585.0		$ 2,710.0	3,985.0	[3]	12,389.0	35,481.0	(148.0)	(6,904.0)	72.0
Common Stock [Abstract]
Treasury stock activity, shares				(16.0)
Ending Balance, (in shares) at Dec. 31, 2018				457.0
Common Stock [Abstract]
Income (Loss), Including Portion Attributable to Noncontrolling Interest, before Tax		5,346.0						5,301.0			45.0
Other comprehensive income (loss), net of tax		(583.0)							(583.0)
Dividends, Cash [Abstract]
Common		(1,601.0)						(1,601.0)
Preferred		(236.0)						(236.0)
Preferred stock discount accretion					4.0			(4.0)
Common stock activity		20.0	[2]	$ 1.0			19.0
Treasury stock activity		(2,651.0)					(101.0)			(2,550.0)
Other		(94.0)			(3.0)		(16.0)				(75.0)
Total Equity, Ending Balance at Dec. 31, 2018		47,770.0	[3]	$ 2,711.0	3,986.0	[3]	12,291.0	38,919.0	(725.0)	(9,454.0)	42.0
Dividends, Cash [Abstract]
Par value less than $.5 million at each date		$ 0.5
Preferred stock, par value		$ 1
Treasury stock activity, shares				(24.0)
Ending Balance, (in shares) at Dec. 31, 2019				433.0
Common Stock [Abstract]
Income (Loss), Including Portion Attributable to Noncontrolling Interest, before Tax		$ 5,418.0						5,369.0			49.0
Other comprehensive income (loss), net of tax		1,524.0							1,524.0
Dividends, Cash [Abstract]
Common		(1,895.0)						(1,895.0)
Preferred		(236.0)						(236.0)
Preferred stock discount accretion					4.0			(4.0)
Common stock activity		21.0	[2]	$ 1.0			20.0
Treasury stock activity		(3,324.0)					3.0			(3,327.0)
Other		3.0			3.0		62.0				(62.0)
Total Equity, Ending Balance at Dec. 31, 2019		49,343.0		$ 2,712.0	$ 3,993.0	[3]	$ 12,376.0	$ 42,215.0	$ 799.0	$ (12,781.0)	$ 29.0
Dividends, Cash [Abstract]
Common stock activity, shares	[2]			0.5
Par value less than $.5 million at each date		$ 0.5
Preferred stock, par value		$ 1

[1]	Relates to the redemption of Perpetual Trust Securities in the first quarter of 2017. See Note 15 in our 2017 Annual Report on Form 10-K for additional information.
[2]	Common stock activity totaled less than .5 million shares issued.
[3]	The par value of our preferred stock outstanding was less than $.5 million at each date and, therefore, is excluded from this presentation.